Unaudited Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (283,737)	$ (43,944)	¥ (189,480)	¥ (507,944)	$ (77,846)	¥ (806,673)	¥ (445,155)
Other comprehensive loss, net of tax
Foreign currency translation adjustments	(2,033)	(315)	1,052	5,768	884	(69)	(653)
Total Comprehensive loss	(285,770)	(44,259)	(188,428)	(502,176)	(76,962)	(806,742)	(445,808)
Less: Comprehensive (loss)/income attributable to noncontrolling interest	14,385	2,228	(3,214)	(19,352)	(2,966)	(15,524)	(15,587)
Comprehensive loss attributable to Ucommune International Ltd.’s shareholders	¥ (300,155)	$ (46,487)	¥ (185,214)	¥ (482,824)	$ (73,996)	¥ (791,218)	¥ (430,221)